SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
SHARE CAPITAL	SHARE CAPITAL
The Company is authorized to issue an unlimited number of common shares, first preference shares issuable in series and second preference shares issuable in series.

		Year ended December 31,
Number of common shares (in millions)	Notes	2020	2019
Outstanding, beginning of the year		469.0	466.8
Equity issuance	13	3.3	1.0
Issuance of shares for share-based compensation	27	3.0	1.2
Outstanding, end of the year		475.3	469.0